UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02924

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ			07302
(Address of principal executive offices)			(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	6/30

Date of reporting period:	12/31/08

Item 1:   Report to Shareholders.

2008

LORD ABBETT SEMIANNUAL REPORT

Lord Abbett

U.S. Government & Government
Sponsored Enterprises Money
Market Fund

For the six-month period ended December 31, 2008

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund Semiannual Report

For the six-month period ended December 31, 2008

Dear Shareholder: We are pleased to provide you with this semiannual report for the Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund for the six-month period ended December 31, 2008. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund's portfolio managers. General Information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow
Chairman

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Expense Example

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and service (12b-1) fees (currently only Class B shares have an active 12b-1 Plan); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2008 through December 31, 2008).

Actual Expenses

For each class of the Fund, the first line of the applicable table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 7/1/08 – 12/31/08" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the applicable table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	7/1/08	12/31/08	7/1/08 – 12/31/08
Class A
Actual	$1,000.00	$1,005.80	$3.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.66	$3.57
Class B
Actual	$1,000.00	$1,002.60	$6.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.45	$6.82
Class C
Actual	$1,000.00	$1,005.80	$3.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.55	$3.72
Class I
Actual	$1,000.00	$1,005.80	$3.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.62	$3.62

†  For each class of the Fund, expenses are equal to the annualized expense ratio for such class (0.70% for Class A, 1.34% for Class B, 0.73% for Class C and 0.71% for Class I) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period.)

Portfolio Holdings Presented by Maturity

December 31, 2008

Days	%*
1 - 30 days	37.45%
31 - 60 days	38.06%
61 - 90 days	24.49%
Total	100.00%

*  Represents percent of total investments.

Schedule of Investments (unaudited)

December 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Amortized Cost
GOVERNMENT SPONSORED ENTERPIRSES SECURITIES 88.33%
Federal Home Loan Bank	0.10%	1/14/2009	$5,000	$4,999,819
Federal Home Loan Bank	0.12%	2/12/2009	15,000	14,997,900
Federal Home Loan Bank	0.20%	3/12/2009	25,000	24,990,278
Federal Home Loan Bank	0.30%	1/13/2009	2,000	1,999,800
Federal Home Loan Bank	0.30%	3/5/2009	4,000	3,997,900
Federal Home Loan Bank	0.35%	2/2/2009	2,100	2,099,347
Federal Home Loan Bank	0.65%	1/5/2009	1,350	1,349,903
Federal Home Loan Bank	0.70%	2/18/2009	10,000	9,990,667
Federal Home Loan Bank	0.70%	3/6/2009	25,000	24,968,889
Federal Home Loan Bank	0.85%	1/26/2009	20,000	19,988,194
Federal Home Loan Bank	1.00%	1/20/2009	25,000	24,989,444
Federal Home Loan Bank	1.00%	2/3/2009	20,000	19,981,667
Federal Home Loan Mortgage Corp.	0.07%	2/23/2009	9,400	9,390,313
Federal Home Loan Mortgage Corp.	0.25%	3/16/2009	20,000	19,989,722
Federal Home Loan Mortgage Corp.	0.30%	1/20/2009	2,000	1,999,683
Federal Home Loan Mortgage Corp.	0.40%	1/30/2009	1,595	1,594,486
Federal Home Loan Mortgage Corp.	0.40%	3/24/2009	1,423	1,421,704
Federal Home Loan Mortgage Corp.	0.50%	1/27/2009	3,000	2,998,917
Federal Home Loan Mortgage Corp.	0.55%	1/6/2009	20,000	19,998,472
Federal Home Loan Mortgage Corp.	0.60%	2/23/2009	18,000	17,984,100
Federal Home Loan Mortgage Corp.	0.70%	3/2/2009	25,000	24,970,833
Federal Home Loan Mortgage Corp.	0.74%	3/2/2009	30,000	29,963,000
Federal Home Loan Mortgage Corp.	0.91%	2/9/2009	30,000	29,970,425
Federal Home Loan Mortgage Corp.	0.95%	2/2/2009	23,000	22,980,578
Federal Home Loan Mortgage Corp.	1.00%	2/20/2009	25,000	24,965,278
Federal Home Loan Mortgage Corp.	2.80%	1/6/2009	20,000	19,992,222
Federal National Mortgage Assoc.	0.20%	2/18/2009	15,000	14,996,000
Federal National Mortgage Assoc.	0.20%	2/24/2009	4,000	3,998,800
Federal National Mortgage Assoc.	0.35%	1/26/2009	2,883	2,882,299
Federal National Mortgage Assoc.	0.60%	1/20/2009	10,000	9,996,833
Federal National Mortgage Assoc.	0.65%	1/20/2009	4,675	4,673,396
Federal National Mortgage Assoc.	0.70%	2/25/2009	20,000	19,978,611
Federal National Mortgage Assoc.	0.75%	3/16/2009	25,000	24,961,458
Federal National Mortgage Assoc.	0.93%	2/11/2009	25,000	24,973,521
Federal National Mortgage Assoc.	0.95%	2/23/2009	25,000	24,965,035

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

December 31, 2008

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Amortized Cost
Federal National Mortgage Assoc.	2.00%	1/13/2009	$25,000	$24,983,333
Federal National Mortgage Assoc.	2.05%	1/2/2009	25,000	24,998,576
Federal National Mortgage Assoc.	2.05%	1/9/2009	25,000	24,988,611
Federal National Mortgage Assoc.	2.10%	1/6/2009	20,000	19,994,167
Federal National Mortgage Assoc.	2.105%	1/14/2009	25,000	24,980,997
Total Government Sponsored Enterprises Securities				633,945,178
Repurchase Agreement 11.65%
Repurchase Agreement dated 12/31/2008, 0.01% due 1/2/2009 with State Street Bank & Trust Co. collateralized by $45,635,000 of Federal Home Loan Bank Discount Note at Zero Coupon due 5/14/2009, $22,985,000 of Federal Home Loan Bank at 3.00% due 4/15/2009 and $16,060,000 of Federal Home Loan Bank at 4.75% due 4/24/2009; value: $85,297,290; proceeds: $83,624,793			83,625	83,624,746
Total Investments in Securities 99.98%				717,569,924	*
Other Assets in Excess of Liabilities 0.02%				147,738
Net Assets 100.00%				$717,717,662

*  Cost for federal income tax purposes is $717,569,924. Average maturity of investments: 34 days.

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

December 31, 2008

ASSETS:
Investments in securities, at amortized cost	$633,945,178
Repurchase agreements, at cost	83,624,746
Receivables:
Capital shares sold	5,623,786
From advisor (See Note 3)	36,597
Interest	23
Prepaid expenses	69,114
Total assets	723,299,444
LIABILITIES:
Payables:
Capital shares reacquired	4,592,549
Management fee	270,655
Directors' fees	130,100
12b-1 distribution fees–Class B	98,661
Fund administration	24,485
Distributions payable	123,879
Accrued expenses and other liabilities	341,453
Total liabilities	5,581,782
NET ASSETS	$717,717,662
COMPOSITION OF NET ASSETS:
Paid-in capital	$717,717,403
Undistributed net investment income	259
Net Assets	$717,717,662
Net assets by class:
Class A Shares	$583,815,675
Class B Shares	$65,123,417
Class C Shares	$57,365,714
Class I Shares	$11,412,856
Outstanding shares by class:
Class A Shares (1.2 billion shares of common stock authorized, $.001 par value)	583,815,465
Class B Shares (400 million shares of common stock authorized, $.001 par value)	65,123,401
Class C Shares (300 million shares of common stock authorized, $.001 par value)	57,365,702
Class I Shares (100 million shares of common stock authorized, $.001 par value)	11,412,856
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$1.00
Class B Shares-Net asset value	$1.00
Class C Shares-Net asset value	$1.00
Class I Shares-Net asset value	$1.00

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended December 31, 2008

Investment income:
Interest	$5,567,466
Expenses:
Management fee	1,426,649
Shareholder servicing	774,757
12b-1 distribution plan–Class B	195,956
Fund administration	123,761
Registration	46,815
Reports to shareholders	34,616
Professional	26,415
Custody	7,665
Directors' fees	5,037
Other	10,887
Gross expenses	2,652,558
Expense reductions (See Note 6)	(9,620)
Expenses reimbursed by advisor (See Note 3)	(288,222)
Net expenses	2,354,716
Net investment income	$3,212,750

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended December 31, 2008 (unaudited)	For the Year Ended June 30, 2008
Operations:
Net investment income	$3,212,750	$14,987,714
Distributions to shareholders from:
Net investment income
Class A	(2,823,672)	(13,349,382)
Class B	(112,417)	(724,430)
Class C	(214,680)	(655,896)
Class I	(61,981)	(258,006)
Total distributions to shareholders	(3,212,750)	(14,987,714)
Capital share transactions (Net of share conversions) (See Note 9):
Proceeds from sales of shares	823,034,670	1,060,158,708
Reinvestment of distributions	3,467,198	15,215,292
Cost of shares reacquired	(611,741,698)	(1,010,695,283)
Net increase in net assets resulting from capital share transactions	214,760,170	64,678,717
Net increase in net assets	214,760,170	64,678,717
NET ASSETS:
Beginning of period	$502,957,492	$438,278,775
End of period	$717,717,662	$502,957,492
Undistributed net investment income	$259	$259

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Six Months Ended 12/31/2008	Year Ended 6/30
	(unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income(a)	.01	.03	.05	.03	.01	– (b)
Distributions to shareholders from:
Net investment income	(.01)	(.03)	(.05)	(.03)	(.01)	– (b)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(c)	.58%	3.21%	4.68%	3.51%	1.35%	.21%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses reimbursed	.35%	.70%	.70%	.70%	.81%	.83%
Expenses, excluding expense reductions and including expenses reimbursed	.36%	.70%	.70%	.70%	.81%	.83%
Expenses, excluding expense reductions and expenses reimbursed	.40%	.90%	.92%	1.01%	.94%	.97%
Net investment income	.55%	3.15%	4.58%	3.47%	1.32%	.21%
Supplemental Data:
Net assets, end of period (000)	$583,816	$425,473	$393,914	$337,018	$271,720	$289,336

(a) Calculated using average shares outstanding during the period.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Six Months Ended 12/31/2008	Year Ended 6/30
	(unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income(a)	– (b)	.02	.04	.03	.01	– (b)
Distributions to shareholders from:
Net investment income	– (b)	(.02)	(.04)	(.03)	(.01)	– (b)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(c)	.26%	2.44%	3.89%	2.73%	.72%	.20%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses reimbursed	.68%	1.45%	1.45%	1.45%	1.41%	.83%
Expenses, excluding expense reductions and including expenses reimbursed	.68%	1.45%	1.45%	1.45%	1.41%	.83%
Expenses, excluding expense reductions and expenses reimbursed	.77%	1.66%	1.67%	1.76%	1.69%	1.72%
Net investment income	.22%	2.24%	3.83%	2.67%	.62%	.21%
Supplemental Data:
Net assets, end of period (000)	$65,123	$39,283	$23,358	$26,534	$26,388	$47,789

(a) Calculated using average shares outstanding during the period.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Six Months Ended 12/31/2008	Year Ended 6/30
	(unaudited)	2008	2007	2006	2005	2004
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income(a)	.01	.03	.05	.03	.01	– (b)
Distributions to shareholders from:
Net investment income	(.01)	(.03)	(.05)	(.03)	(.01)	– (b)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(c)	.58%	3.21%	4.68%	3.51%	1.35%	.21%
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses reimbursed	.37%	.70%	.70%	.70%	.83%	.83%
Expenses, excluding expense reductions and including expenses reimbursed	.37%	.70%	.70%	.70%	.83%	.83%
Expenses, excluding expense reductions and expenses reimbursed	.40%	.91%	.92%	1.01%	.94%	.97%
Net investment income	.51%	2.92%	4.59%	3.42%	1.19%	.21%
Supplemental Data:
Net assets, end of period (000)	$57,366	$27,276	$14,207	$13,064	$13,872	$26,945

(a) Calculated using average shares outstanding during the period.

(b) Amount is less than $.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class I Shares
	Six Months Ended 12/31/2008	Year Ended 6/30			10/20/2004(a) to
	(unaudited)	2008	2007	2006	6/30/2005
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment operations:
Net investment income(b)	.01	.03	.05	.03	.01
Distributions to shareholders from:
Net investment income	(.01)	(.03)	(.05)	(.03)	(.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(c)	.58%	3.21%	4.68%	3.51%	1.18	%(d)
Ratios to Average Net Assets:
Expenses, including expense reductions and expenses reimbursed	.36%	.70%	.70%	.70%	.53	%(d)
Expenses, excluding expense reductions and including expenses reimbursed	.36%	.70%	.70%	.70%	.53	%(d)
Expenses, excluding expense reductions and expenses reimbursed	.40%	.90%	.92%	1.01%	.67	%(d)
Net investment income	.58%	3.12%	4.58%	3.50%	1.21	%(d)
Supplemental Data:
Net assets, end of period (000)	$11,413	$10,925	$6,800	$7,024	$5,057

(a) Commencement of offering of class shares.

(b) Calculated using average shares outstanding during the period.

(c) Total return assumes the reinvestment of all distributions.

(d) Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements

1. ORGANIZATION

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on May 9, 1979.

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities.

The Fund offers four classes of shares: Classes A, B, C and I. There are no front-end sales charges on shares of each class, although there may be a contingent deferred sales charge ("CDSC") applied to a class of shares as follows: certain redemptions of Class A aquired through an exchange; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)  Investment Valuation–The Fund values securities utilizing the amortized cost method, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities purchased at face value are valued at cost, which approximates market value.

(b)  Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)  Investment Income–Interest income is recorded on the accrual basis. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)  Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable net income to its shareholders. Therefore, no income tax provision is required.

  The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the fiscal years ended June 30, 2006 through June 30, 2008. The statutes of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Notes to Financial Statements (continued)

(e)  Expenses–Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class B shares bear all expenses and fees related to the Class B 12b-1 Distribution Plan.

(f)  Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)  Fair Value Measurements–The Fund adopted Financial Accounting Standards Board ("FASB") Statement No. 157, Fair Value Measurements ("SFAS 157"), effective July 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•  Level 1 – quoted prices in active markets for identical investments;

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities
Level 2 – Other Significant Observable Inputs	$717,569,924
Total	$717,569,924

Notes to Financial Statements (continued)

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

First $250 million	.50%
Next $250 million	.45%
Over $500 million	.40%

For the six months ended December 31, 2008, the effective management fee paid to Lord Abbett was at an annualized rate of .46% of average daily net assets.

For the period July 1, 2007 through October 31, 2008, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that each class' total annual operating expenses did not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	.70%
B	1.45%
C	.70%
I	.70%

For the period November 1, 2008 through October 31, 2009, Lord Abbett has contractually agreed to reimburse the Fund to the extent necessary so that each class' total annual operating expenses do not exceed the following annual rates:

Class	% of Average Daily Net Assets
A	.75%
B	1.50%
C	.75%
I	.75%

Effective November 1, 2008, Lord Abbett is voluntarily reimbursing a portion of the Fund's expenses so that the Fund's net expenses do not exceed an aggregate annualized rate of 0.70% of average daily net assets for Classes A, C and I shares and 1.45% of average daily net assets for Class B shares. In addition, beginning November 5, 2008, Lord Abbett voluntarily reimbursed expenses of the Fund's Class B shares. The aggregate of these reimbursements through December 31, 2008 was $23,454. Lord Abbett may stop its voluntary reimbursements or change the level of its reimbursements at any time.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B and C shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service

Notes to Financial Statements (continued)

fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

Fee	Class A(1)	Class B	Class C(1)
Service and distribution fee	.15%	.75%	1.00%

(1) The Fund has not activated its Class A and Class C Plans, and therefore, no payments are currently authorized under the Plans.

Class I does not have a distribution plan.

Two Directors and certain of the Fund's officers have an interest in Lord Abbett.

4. DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly.

The tax character of distributions paid during the six months ended December 31, 2008 and the fiscal year ended June 30, 2008 was as follows:

	Six Months Ended 12/31/2008 (unaudited)	Year Ended 6/30/2008
Distributions paid from:
Ordinary income	$3,212,750	$14,987,714
Total distributions paid	$3,212,750	$14,987,714

5. DIRECTORS' REMUNERATION

The Fund's officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

6. EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

7. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund's NAV.

8. INVESTMENT RISKS

The Fund's yield may vary in response to changes in interest rates and other market factors.

Notes to Financial Statements (continued)

The Fund generally invests a substantial portion of its assets in money market securities issued by various government-sponsored enterprises such as Federal Home Loan Mortgage Corporation, Federal Home Loan Bank and Federal National Mortgage Association. Such securities are not guaranteed by the U.S. Government, but are supported only by the credit of the particular government-sponsored enterprises involved, and the discretionary authority of the U.S. Treasury to purchase the enterprise's obligations. There is no assurance that the U.S. Government will provide financial support to enterprises that are not supported by the full faith and credit of the U.S. Government.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.

These factors can affect the Fund's performance.

9. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

	Six Months Ended December 31, 2008 (unaudited)		Year Ended June 30, 2008
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	718,934,189	$718,934,192	968,268,335	$968,268,335
Converted from Class B*	1,189,340	1,189,336	1,055,127	1,055,127
Reinvestment of distributions	3,072,347	3,072,347	13,649,324	13,649,324
Shares reacquired	(564,853,595)	(564,853,596)	(951,413,315)	(951,413,319)
Increase	158,342,281	$158,342,279	31,559,471	$31,559,467
Class B Shares
Shares sold	48,574,346	$48,574,346	42,200,180	$42,200,180
Reinvestment of distributions	119,321	119,321	685,582	685,582
Shares reacquired	(21,664,035)	(21,664,041)	(25,905,612)	(25,905,613)
Converted to Class A*	(1,189,340)	(1,189,336)	(1,055,127)	(1,055,127)
Increase	25,840,292	$25,840,290	15,925,023	$15,925,022
Class C Shares
Shares sold	49,532,362	$49,532,362	39,075,237	$39,075,237
Reinvestment of distributions	205,605	205,605	625,967	625,967
Shares reacquired	(19,647,952)	(19,647,952)	(26,632,118)	(26,632,118)
Increase	30,090,015	$30,090,015	13,069,086	$13,069,086
Class I Shares
Shares sold	5,993,770	$5,993,770	10,614,956	$10,614,956
Reinvestment of distributions	69,925	69,925	254,419	254,419
Shares reacquired	(5,576,109)	(5,576,109)	(6,744,233)	(6,744,233)
Increase	487,586	$487,586	4,125,142	$4,125,142

* Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (concluded)

10. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("SFAS 161"), which is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position, financial performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund's financial statements and disclosures.

Approval of Advisory Contract

At meetings held on December 10 and 11, 2008, the Board, including all of the Directors who are not interested persons of the Fund or Lord Abbett, considered whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management team conducted by members of the Contract Committee during the year.

The materials received by the Board included, but were not limited to, (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the "performance universe") and to the investment performance of an appropriate securities index for various time periods each ended September 30, 2008, (2) information on the effective management fee rates and expense ratios for one or more groups of funds with similar objectives and of similar size (the "peer expense group"), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett's financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund. In light of the recent volatility in the securities markets, the Board also considered the investment performance of the Fund for the period from September 30, 2008 through December 9, 2008.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett's commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance and Compliance. The Board reviewed the Fund's investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures. The Board observed that the investment performance of the Class A shares of the Fund was in the fourth quintile of its performance universe for the nine-month and ten-year periods, and in the third quintile for the one-year, three-year, and five-year periods. The Board also observed that the investment performance was lower than that of the Lipper U.S. Government Money Market Index for each of those periods.

Lord Abbett's Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover rates of Lord Abbett's investment management staff, Lord Abbett's investment methodology and philosophy, and Lord Abbett's approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage the Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor and the nature and extent of Lord Abbett's supervision of third party service providers, including the Fund's transfer agent and custodian.

Expenses. The Board considered the expense levels of the Fund and the expense levels of the peer expense group. It also considered the amount and nature of the fees paid by shareholders. The Board noted that it and Lord Abbett had agreed to an expense reimbursement agreement that limited the total expense ratios of Class A, Class C, and Class I to not more than 0.75% and the total expense ratio of Class B to not more than 1.45% through November 30, 2009, but that Lord Abbett did not propose to enter into an agreement, and instead intended to make voluntary reimbursements to keep the expenses of each class at the same level, which reimbursements it could end at any time. The Board observed that for the twelve months ended June 30, 2008 the contractual management and administrative services fees were approximately one basis point above the median of the peer group and the actual management and administrative services fees were approximately three basis points above the median of the peer group. The Board also observed that for the twelve months ended June 30, 2008 the total expense ratios of Class A and Class C were approximately two basis points above the median of the peer group, the total expense ratio of Class B was approximately eleven basis points above the median of the peer group, and the total expense ratio of Class I was approximately fifty basis points above the median of the peer group. The Board also observed that the Fund had a relatively high level of transfer agent and shareholder servicing costs, due to its relatively small average account size. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of the peer group.

Profitability. The Board considered the level of Lord Abbett's profits in managing the Fund, including a review of Lord Abbett's methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered the profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund's business. The Board considered Lord Abbett's profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett's ability to recruit and retain investment personnel. The Board recognized that Lord Abbett's profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett's overall profitability had decreased in fiscal 2008, largely due to declines in market prices and shareholder redemptions. The Board concluded that Lord Abbett's profitability overall and as to the Fund was not excessive.

Economies of Scale. The Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the character and amount of fees paid by the Fund and the Fund's shareholders to Lord Abbett and Lord Abbett Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett's investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Lord Abbett Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms.

In considering whether to approve the continuation of the management agreement, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the management agreement.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-0102; or (iii) sending your request electronically, after paying duplicating fee, to publicinfo@sec.gov.

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett Mutual Fund shares are distributed by

LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett U.S. Government & Government

Sponsored Enterprises Money Market Fund, Inc.

LAMM-3-1208

(02/09)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:

Principal Accountant Fees and Services.

Not applicable.

Item 5:

Audit Committee of Listed Registrants.

Not applicable.

Item 6:

Investments.

Not applicable.

Item 7:

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:

Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: February 25, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: February 25, 2009

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 25, 2009